Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000137888 | iShares iBoxx High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000137888 | United States Treasury Floating Rate Note, 4.687, 2025-07-31
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000137888 | United States Treasury Note, 4.125, 2029-10-31
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000137888 | United States Treasury Bill, 4.05, 2024-11-07
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000137888 | United States Treasury Bill, 4.39, 2024-11-14
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000137888 | United States Treasury Bill, 4.52, 2024-11-29
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000137888 | United States Treasury Bill, 4.54, 2024-12-05
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000137888 | United States Treasury Note, 3.5, 2029-09-30
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000137888 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137888 | United States Treasury Bill, 4.58, 2024-12-26
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000137889 | iShares iBoxx High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000137889 | United States Treasury Floating Rate Note, 4.687, 2025-07-31
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000137889 | United States Treasury Note, 4.125, 2029-10-31
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000137889 | United States Treasury Bill, 4.05, 2024-11-07
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000137889 | United States Treasury Bill, 4.39, 2024-11-14
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000137889 | United States Treasury Bill, 4.52, 2024-11-29
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000137889 | United States Treasury Bill, 4.54, 2024-12-05
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000137889 | United States Treasury Note, 3.5, 2029-09-30
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000137889 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137889 | United States Treasury Bill, 4.58, 2024-12-26
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000137890 | iShares iBoxx High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000137890 | United States Treasury Floating Rate Note, 4.687, 2025-07-31
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000137890 | United States Treasury Note, 4.125, 2029-10-31
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000137890 | United States Treasury Bill, 4.05, 2024-11-07
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000137890 | United States Treasury Bill, 4.39, 2024-11-14
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000137890 | United States Treasury Bill, 4.52, 2024-11-29
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000137890 | United States Treasury Bill, 4.54, 2024-12-05
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000137890 | United States Treasury Note, 3.5, 2029-09-30
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000137890 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137890 | United States Treasury Bill, 4.58, 2024-12-26
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000225122 | United States Treasury Bill, 4.54, 2024-12-05
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000225122 | United States Treasury Bill, 4.33, 2024-11-12
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000225122 | United States Treasury Bill, 4.48, 2024-11-19
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000225122 | United States Treasury Bill, 4.51, 2024-11-26
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000225122 | United States Treasury Bill, 4.56, 2024-12-17
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000225122 | United States Treasury Bill, 4.59, 2024-12-24
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000225122 | United States Treasury Bill, 4.54, 2025-01-09
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000225122 | United States Treasury Bill, 4.54, 2025-01-16
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000225122 | United States Treasury Bill, 4.54, 2025-01-30
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000225125 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000225125 | Oracle Corporation, 2.95, 2024-11-15
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225125 | Altria Group, Inc., 2.35, 2025-05-06
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225125 | Campbell Soup Company, 3.95, 2025-03-15
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225125 | Goldman Sachs Group, Inc. (The), 5.798, 2026-08-10
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225125 | JPMorgan Chase & Company, 6.148, 2026-04-26
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225125 | Nasdaq, Inc., 5.65, 2025-06-28
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225125 | Morgan Stanley Bank NA, 5.615, 2025-07-16
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225125 | Georgia Power Company, 5.877, 2025-05-08
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225125 | American Honda Finance Corporation, 5.706, 2025-08-14
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000209835 | Altria Group, Inc., 2.35, 2025-05-06
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209835 | Campbell Soup Company, 3.95, 2025-03-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209835 | Morgan Stanley Bank NA, 5.615, 2025-07-16
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209835 | American Honda Finance Corporation, 5.706, 2025-08-14
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209835 | Citibank NA, 5.41, 2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209835 | Wells Fargo & Company, 2.164, 2026-02-11
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209835 | Omnicom Group, Inc. / Omnicom Capital, Inc., 3.65, 2024-11-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209835 | Expedia Group, Inc., 6.25, 2025-05-01
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209835 | Mondelez International, Inc., 1.5, 2025-05-04
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209835 | Enbridge Energy Partners, L.P., 5.875, 2025-10-15
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000209835 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000209835 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000209835 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000209835 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209835 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000209835 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000209835 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000209835 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000209835 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000209835 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000209835 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000209835 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000209835 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	97.00%
C000209835 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.00%
C000209836 | Altria Group, Inc., 2.35, 2025-05-06
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209836 | Campbell Soup Company, 3.95, 2025-03-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209836 | Morgan Stanley Bank NA, 5.615, 2025-07-16
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209836 | American Honda Finance Corporation, 5.706, 2025-08-14
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209836 | Citibank NA, 5.41, 2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209836 | Wells Fargo & Company, 2.164, 2026-02-11
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209836 | Omnicom Group, Inc. / Omnicom Capital, Inc., 3.65, 2024-11-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209836 | Expedia Group, Inc., 6.25, 2025-05-01
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209836 | Mondelez International, Inc., 1.5, 2025-05-04
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209836 | Enbridge Energy Partners, L.P., 5.875, 2025-10-15
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000209836 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000209836 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000209836 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000209836 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209836 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000209836 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000209836 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000209836 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000209836 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000209836 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000209836 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000209836 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000209836 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	97.00%
C000209836 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.00%